American Funds Insurance Series®

Prospectus Supplement

July 18, 2012
(for Class 1 shares prospectus and Class 2 shares prospectus dated May 1, 2012)

1.Effective September 1, 2012, the information under the heading "Portfolio counselors" in the "Management" section of the Global Discovery Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Mark E. Denning	7 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	11 years	Senior Vice President – Capital Research Global Investors

2.Effective September 1, 2012, the information under the heading "Portfolio counselors" in the "Management" section of the Global Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Martin Jacobs	3 years	Senior Vice President – Capital World Investors
Steven T. Watson	10 years	Senior Vice President – Capital World Investors
Paul A. White	8 years	Senior Vice President – Capital World Investors

3.Effective October 1, 2012, the information under the heading "Portfolio counselors" in the "Management" section of the Global Small Capitalization Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Gordon Crawford	14 years	Senior Vice President – Capital Research Global Investors
Mark E. Denning	14 years	Senior Vice President – Capital Research Global Investors
J. Blair Frank	9 years	Senior Vice President – Capital Research Global Investors
Harold H. La	4 years	Senior Vice President – Capital Research Global Investors
Kristian Stromsoe	Less than 1 year	Senior Vice President – Capital Research Global Investors

4.The information under the heading "Portfolio counselors" in the "Management" section of the New World Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	13 years	Senior Vice President – Capital World Investors
Nicholas J. Grace	Less than 1 year	Senior Vice President – Capital World Investors
Robert H. Neithart	Less than 1 year	Senior Vice President – Capital World Investors

5.The second and third paragraphs under the heading "Investment adviser" in the "Management and organization" section of the Prospectus are amended in their entirety to read as follows:

Effective September 1, 2012, Capital Research and Management Company will manage equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions will make investment decisions on an independent basis and will include Capital Research and Management Company’s current equity investment divisions, Capital World Investors and Capital Research Global Investors. William L. Robbins and Dylan J. Yolles, portfolio counselors in the Growth-Income Fund, and Noriko H. Chen, a portfolio counselor in the Global Balanced Fund, will continue to manage assets in these funds; however, they will be part of the third equity investment division of Capital Research and Management Company beginning September 1, 2012.

The investment divisions may, in the future, be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders approved this arrangement at a meeting of the fund’s shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

6.Effective September 1, 2012 (unless otherwise indicated in the table), the table under the heading "Multiple portfolio counselor system" in the "Management and organization" section of the Prospectus is amended in its entirety to read as follows:

The primary individual portfolio counselors for each of the funds are:

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Donald D. O’Neal Vice Chairman of the Board	Serves as an equity portfolio counselor for: Growth-Income Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate
Alan N. Berro President	Serves as an equity portfolio counselor for: Asset Allocation Fund — 12 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 21 years with Capital Research and Management Company or affiliate
C. Ross Sappenfield Senior Vice President	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 11 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate
Carl M. Kawaja Vice President	Serves as an equity portfolio counselor for: New World Fund — 13 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 21 years with Capital Research and Management Company or affiliate
Sung Lee Vice President	Serves as an equity portfolio counselor for: International Fund — 6 years International Growth and Income Fund — 4 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate
Kevin Adams	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 1 year	Vice President — Fixed Income, Capital Research Company Investment professional for 27 years in total; 12 years with Capital Research and Management Company or affiliate
Hilda L. Applbaum	Serves as an equity/fixed-income portfolio counselor for: Global Balanced Fund — 1 year (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 17 years with Capital Research and Management Company or affiliate
David C. Barclay	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 19 years Bond Fund — 14 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 31 years in total; 24 years with Capital Research and Management Company or affiliate
Donnalisa Parks Barnum	Serves as an equity portfolio counselor for: Growth Fund — 9 years	Senior Vice President — Capital World Investors Investment professional for 31 years in total; 26 years with Capital Research and Management Company or affiliate
L. Alfonso Barroso	Serves as an equity portfolio counselor for: International Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate
Mark A. Brett	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 33 years in total; 19 years with Capital Research and Management Company or affiliate
Christopher D. Buchbinder	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate
Noriko H. Chen	Serves as an equity portfolio counselor for: Global Balanced Fund — 1 year (since the fund’s inception)	Senior Vice President Investment professional for 22 years in total; 14 years with Capital Research and Management Company or affiliate
Gordon Crawford	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 14 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 41 years, all with Capital Research and Management Company or affiliate
David A. Daigle	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 3 years High-Income Bond Fund — 3 years (plus 9 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 18 years, all with Capital Research and Management Company or affiliate
Mark H. Dalzell	Serves as a fixed-income portfolio counselor for: Bond Fund — 7 years Global Bond Fund — 6 years (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 34 years in total; 24 years with Capital Research and Management Company or affiliate
Mark E. Denning	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 14 years (since the fund’s inception) Global Discovery Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 30 years, all with Capital Research and Management Company or affiliate
J. Blair Frank	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 9 years Growth-Income Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate
Nicholas J. Grace	Serves as an equity portfolio counselor for: New World Fund — Less than 1 year (effective July 18, 2012)	Senior Vice President — Capital World Investors Investment professional for 22 years in total; 19 years with Capital Research and Management Company or affiliate
David A. Hoag	Serves as a fixed-income portfolio counselor for: Bond Fund — 5 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 24 years in total; 21 years with Capital Research and Management Company or affiliate
Thomas H. Hogh	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 6 years (since the fund’s inception) U.S. Government/AAA-Rated Securities Fund — 15 years Bond Fund — 5 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 25 years in total; 22 years with Capital Research and Management Company or affiliate
Claudia P. Huntington
Serves as an equity portfolio counselor for:
Growth-Income Fund — 18 years (plus 5 years of prior experience as an investment analyst for the fund)
Global Discovery Fund — 11 years (since the
fund’s inception)
Senior Vice President — Capital Research Global Investors Investment professional for 39 years in total; 37 years with Capital Research and Management Company or affiliate
Gregg E. Ireland	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 6 years (since the fund’s inception) Growth Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 40 years, all with Capital Research and Management Company or affiliate
Martin Jacobs	Serves as an equity portfolio counselor for: Global Growth Fund — 3 years	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 11 years with Capital Research and Management Company or affiliate
Gregory D. Johnson	Serves as an equity portfolio counselor for: Growth Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Joanna F. Jonsson	Serves as an equity portfolio counselor for: Global Balanced Fund — 1 year (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate
Michael T. Kerr	Serves as an equity portfolio counselor for: Growth Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 29 years in total; 27 years with Capital Research and Management Company or affiliate
Harold H. La	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 4 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 14 years in total; 13 years with Capital Research and Management Company or affiliate
Jeffrey T. Lager	Serves as an equity portfolio counselor for: Asset Allocation Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 17 years in total; 16 years with Capital Research and Management Company or affiliate
Marcus B. Linden	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 5 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 17 years in total; 16 years with Capital Research and Management Company or affiliate
James B. Lovelace	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 30 years, all with Capital Research and Management Company or affiliate
Jesper Lyckeus
Serves as an equity portfolio counselor for:
International Fund — 5 years (plus 8 years of prior experience as an investment analyst for the fund)
International Growth and Income Fund — 4 years (since the fund’s inception)
Senior Vice President — Capital Research Global Investors Investment professional for 17 years in total; 16 years with Capital Research and Management Company or affiliate
Fergus N. MacDonald	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 2 years Mortgage Fund — 1 year (since the fund’s inception)	Vice President — Fixed Income, Capital Research Company Investment professional for 20 years in total; 9 years with Capital Research and Management Company or affiliate
Ronald B. Morrow	Serves as an equity portfolio counselor for: Growth Fund — 9 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 44 years in total; 15 years with Capital Research and Management Company or affiliate
James R. Mulally	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 6 years Global Bond Fund — 4 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 36 years in total; 32 years with Capital Research and Management Company or affiliate
Robert H. Neithart
Serves as a fixed-income portfolio counselor for:
Global Balanced Fund — 1 year (since the fund’s inception)
New World Fund — Less than 1 year (plus 2 years of prior experience as an investment analyst for the fund)
Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 25 years, all with Capital Research and Management Company or affiliate
Wesley K.-S. Phoa	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 2 years Mortgage Fund — 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 19 years in total; 13 years with Capital Research and Management Company or affiliate
David M. Riley	Serves as an equity portfolio counselor for: International Growth and Income Fund — 4 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate
William L. Robbins	Serves as an equity portfolio counselor for: Growth-Income Fund — Less than 1 year (plus 13 years of prior experience as an investment analyst for the fund)	Senior Vice President Investment professional for 20 years in total; 18 years with Capital Research and Management Company or affiliate
Eugene P. Stein	Serves as an equity portfolio counselor for: Asset Allocation Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 41 years in total; 40 years with Capital Research and Management Company or affiliate
Kristian Stromsoe	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — Less than 1 year (effective October 1, 2012)	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 12 years with Capital Research and Management Company or affiliate
Andrew B. Suzman	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 3 years	Senior Vice President — Capital World Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Christopher M. Thomsen	Serves as an equity portfolio counselor for: International Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 15 years, all with Capital Research and Management Company or affiliate
Steven T. Watson
Serves as an equity portfolio counselor for:
Global Growth Fund — 10 years (plus 4 years of prior experience as an investment analyst for the fund)
Global Growth and Income Fund — 6 years
(since the fund’s inception)
Senior Vice President — Capital World Investors Investment professional for 25 years in total; 22 years with Capital Research and Management Company or affiliate
Paul A. White	Serves as an equity portfolio counselor for: Global Growth Fund — 8 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 13 years with Capital Research and Management Company or affiliate
Dylan J. Yolles	Serves as an equity portfolio counselor for: Growth-Income Fund — 7 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President Investment professional for 15 years in total; 12 years with Capital Research and Management Company or affiliate

Keep this supplement with your prospectus

INAFBS-010-0712O   CGD/8024-S31562

American Funds Insurance Series®
Statement of Additional Information Supplement
July 18, 2012
(for statement of additional information dated May 1, 2012)

1.        The first paragraph under the heading “Investment adviser” in the “Management of the Series” section of the statement of additional information is amended in its entirety to read as follows:

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Effective September 1, 2012, Capital Research and Management Company will manage equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions will make investment decisions on an independent basis and will include Capital Research and Management Company’s current equity investment divisions, Capital World Investors and Capital Research Global Investors, and a third equity investment division. Portfolio counselors in the third equity investment division will rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

2.        Effective September 1, 2012, the first paragraph under the heading “Portfolio counselor fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended in its entirety to read as follows:

Portfolio counselor fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio counselors have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

3.        Effective September 1, 2012, the table under the heading “Portfolio counselor fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended with respect to the funds listed below only as follows:

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)1		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)2		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)3
Global Discovery Fund
Mark E. Denning	6	$202.3	1	$0.07	None
Claudia P. Huntington	4	$68.8	None		None
Global Growth Fund
Martin Jacobs	None		None		None
Steven T. Watson	4	$113.8	None		None
Paul A. White	None		None		None
Global Small Capitalization Fund
Gordon Crawford	3	$146.3	None		None
Mark E. Denning	6	$199.3	1	$0.07	None
J. Blair Frank	3	$162.5	None		None
Harold H. La	1	$6.7	None		None
Kristian Stromsoe	2	$91.5	None		None
New World Fund
Carl M. Kawaja	4	$235.0	1	$1.09	None
Nicholas J. Grace	3	$118.5	None		None
Robert H. Neithart	5	$65.8	6	$3.34	None

Keep this supplement with your statement of additional information.